Capital structure and financing - C.3.5.Guarantees and pledged assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Borrowings secured by assets, deposits or guarantees	$ 626	$ 671
Pledged deposits (related to bank borrowings)	2	1
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	626	671
Maximum exposure to contingent liabilities	626	671
1 year | Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	133	159
Maximum exposure to contingent liabilities	133	159
Later than one year and not later than three years | Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	281	368
Maximum exposure to contingent liabilities	281	368
Later than three years and not later than five years | Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	212	144
Maximum exposure to contingent liabilities	$ 212	$ 144